Short-Term Borrowings - Schedule of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,121,000	$ 489,800	¥ 1,234,522
Short Term Loan [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	630,000	98,861	449,649
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	2,491,046	390,899	784,873
Short-term borrowings	¥ 4,448,400	$ 698,000	¥ 15,100